Impairment Losses Due to Credit Loss (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of impairment loss and reversal of impairment loss [Abstract]
Impairment losses on loans and receivables guarantees and loan commitment recognized for credit loss

38.	REVERSAL OF ALLOWANCE FOR (IMPAIRMENT LOSSES DUE TO) CREDIT LOSS

Reversal of allowance for (Impairment losses due to) credit loss are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Reversal of credit loss on financial assets at FVTOCI	(679)	(459)	—	—
Reversal of credit loss on securities at amortized cost losses	(199)	(191)	—	—
Provision for credit loss on loans and other financial assets at amortized cost	76,699	(61,057)	—	—
Impairment losses due to credit loss	—	—	(211,842)	(333,976)
Reversal of provision on guarantee	76,354	86,990	16,071	44,968
Reversal of provision on (provision for) loan commitment	(1,502)	3,155	(8,715)	5,245

Total	150,673	28,438	(204,486)	(283,763)